Debt- Short-term Debt and Current Portion of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Nov. 12, 2021	Dec. 31, 2020	May 13, 2020	May 02, 2020
Short-term Debt [Line Items]
Debt Issuance Costs, Net	$ 0		$ 283
Short-term debt and current portion of long-term debt	183		5,368
1% Paycheck Protection Program Loan, due May 13, 2022 | Notes Payable to Banks
Short-term Debt [Line Items]
Short-term debt and current portion of long-term debt	0		2,000	$ 2,000
Small Business Administration Loan [Member] | Notes Payable to Banks
Short-term Debt [Line Items]
Short-term debt and current portion of long-term debt	0		2,993		$ 2,993
Paycheck Protection Program Loan due October 2026 | Notes Payable to Banks
Short-term Debt [Line Items]
Short-term debt and current portion of long-term debt	183	$ 183	0
Term Loan | Notes Payable to Banks
Short-term Debt [Line Items]
Short-term debt and current portion of long-term debt	$ 0		$ 375